Variable Interest Entities (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Variable Interest Entity [Line Items]
Interest expense	$ 341	$ 216	$ 214